Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Restatement [Abstract]
Summary of Restatement on the Company's Previously Issued Financial Statements
The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables.

Balance Sheet as of March 9, 2021 (audited)	As Previously Reported	Adjustment	As Restated

Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$6,977,293	$(6,977,293)	$—
Accumulated deficit	$(1,978,231)	$(24,102,596)	$(26,080,827)
Total shareholders’ equity (deficit)	$5,000,007	$(31,080,200)	$(26,080,193)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$223,013,600	$30,752,380	$253,765,980
Class A common stock	$308	$(308)	$—
Additional paid-in capital	$6,649,473	$(6,649,473)	$—
Accumulated deficit	$(1,650,406)	$(24,102,599)	$(25,753,005)
Total shareholders’ equity (deficit)	$5,000,009	$(30,752,380)	$(25,752,371)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$219,534,940	$34,231,040	$253,765,980
Class A common stock	$343	$(343)	$—
Additional paid-in capital	$10,128,098	$(10,128,098)	$—
Accumulated deficit	$(5,129,070)	$(24,102,599)	$(29,231,669)
Total shareholders’ equity (deficit)	$5,000,005	$(34,231,040)	$(29,231,035)

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$327,820	$(327,820)	$—

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$(3,150,840)	$3,150,840	$—

Statement of Operations for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(17,513,427)	7,863,171
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding of Class B common stock non-redeemable shares	5,851,019	80,357	5,931,376
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.28)	$0.16	$(0.12)

Statement of Operations for the three months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	—	25,376,598
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,344,150	—	6,344,150
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.55)	$0.44	$(0.11)

Statement of Operations for The Period from January 14, 2021 (Inception) Through June 30, 2021
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(7,675,638)	17,700,960
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.22)	$(0.22)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,129,745	(3,116)	6,126,629
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.84)	$0.62	$(0.22)